Federated Hermes Clover Small Value Fund
(formerly, Federated Clover Small Value Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—96.6%
		Communication Services—4.2%
47,015		Nexstar Media Group, Inc., Class A	$3,934,685
440,335	[1]	Orbcomm, Inc.	1,695,290
302,815	[1]	Vonage Holdings Corp.	3,046,319
		TOTAL	8,676,294
		Consumer Discretionary—9.3%
85,505	[1]	Adient PLC	1,403,992
54,455	[1]	Asbury Automotive Group, Inc.	4,211,005
67,810	[1]	Boyd Gaming Corp.	1,417,229
32,125		Dick's Sporting Goods, Inc.	1,325,477
26,525	[1]	LGI Homes, Inc.	2,334,996
12,655		Lithia Motors, Inc., Class A	1,915,081
39,990		Thor Industries, Inc.	4,260,135
16,255	[1]	Visteon Corp.	1,113,468
44,530		Wyndham Destinations, Inc.	1,254,855
		TOTAL	19,236,238
		Consumer Staples—4.1%
392,600	[1]	Hostess Brands, Inc.	4,797,572
266,820		Primo Water Corp.	3,668,775
		TOTAL	8,466,347
		Energy—2.7%
63,445	[1]	Bonanza Creek Energy, Inc.	940,255
76,710	[1]	CNX Resources Corp.	663,542
174,390	[1]	Magnolia Oil & Gas Corp.	1,056,803
102,685	[1]	PDC Energy, Inc.	1,277,401
61,700		World Fuel Services Corp.	1,589,392
		TOTAL	5,527,393
		Financials—27.5%
94,000		Ameris Bancorp	2,217,460
76,486		Argo Group International Holdings Ltd.	2,664,007
125,855		BancorpSouth Bank	2,861,943
116,935		CNO Financial Group, Inc.	1,820,678
15,945		Community Bank System, Inc.	909,184
107,365		Cowen Group, Inc.	1,740,387
456,410		First BanCorp	2,551,332
277,435		First Commonwealth Financial Corp.	2,297,162
144,000		First Interstate BancSystem, Inc., Class A	4,458,240
111,785		Flagstar Bancorp, Inc.	3,289,833
65,300		Glacier Bancorp, Inc.	2,304,437
15,435		Hanover Insurance Group, Inc.	1,564,029
58,385		Horace Mann Educators Corp.	2,144,481
307,480		Investors Bancorp, Inc.	2,613,580
89,345		KKR Real Estate Finance Trust, Inc.	1,481,340
127,560		MGIC Investment Corp.	1,044,716
122,950		Old National Bancorp	1,691,792
143,870		Pennymac Mortgage Investment Trust	2,522,041

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
11,140		Primerica, Inc.	$1,298,924
79,685		Radian Group, Inc.	1,235,914
59,530		Stifel Financial Corp.	2,823,508
121,834		TCF Financial Corp.	3,584,356
60,910	[1]	Tristate Capital Holdings, Inc.	956,896
119,910		United Community Banks, Inc.	2,412,589
413,250		Valley National Bancorp	3,231,615
38,445		WSFS Financial Corp.	1,103,371
		TOTAL	56,823,815
		Health Care—3.4%
69,920	[1]	Avanos Medical, Inc.	2,054,949
149,485	[1]	Change Healthcare, Inc.	1,674,232
100,245	[1]	Envista Holdings Corp.	2,114,167
20,950	[1]	Syneos Health, Inc.	1,220,337
		TOTAL	7,063,685
		Industrials—16.7%
34,745		ABM Industries, Inc.	1,261,244
74,580		Altra Holdings, Inc.	2,376,119
61,355	[1]	BMC Stock Holdings, Inc.	1,542,465
29,710		Barnes Group, Inc.	1,175,328
52,855	[1]	Builders Firstsource, Inc.	1,094,099
85,355	[1]	Colfax Corp.	2,381,404
32,210	[1]	Gibraltar Industries, Inc.	1,546,402
26,665	[1]	Herc Holdings, Inc.	819,415
98,675		Hillenbrand, Inc.	2,671,132
94,355		Kennametal, Inc.	2,708,932
52,355	[1]	Meritor, Inc.	1,036,629
72,845	[1]	Navistar International Corp.	2,054,229
32,930		Patrick Industries, Inc.	2,016,962
89,135	[1]	Resideo Technologies, Inc.	1,044,662
170,190		Rexnord Corp.	4,961,038
39,160	[1]	SPX Corp.	1,611,434
10,610	[1]	Saia, Inc.	1,179,620
31,150	[1]	SkyWest, Inc.	1,016,113
104,510	[1]	Terex Corp.	1,961,653
		TOTAL	34,458,880
		Information Technology—9.4%
76,950		Benchmark Electronics, Inc.	1,662,120
57,630	[1]	Diodes, Inc.	2,921,841
31,565	[1]	ePlus, Inc.	2,231,014
93,725		KBR, Inc.	2,113,499
94,776	[1]	Perficient, Inc.	3,391,085
47,530	[1]	SMART Global Holdings, Inc.	1,291,865
65,870	[1]	WNS Holdings Ltd., ADR	3,621,533
317,655	[1]	ZixIt Corp.	2,191,820
		TOTAL	19,424,777
		Materials—5.1%
157,675	[1]	Allegheny Technologies, Inc.	1,606,708
45,335		Ashland Global Holdings, Inc.	3,132,649
60,590		Boise Cascade Co.	2,278,790
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
106,090		Huntsman Corp.	$1,906,437
63,410		Louisiana-Pacific Corp.	1,626,467
		TOTAL	10,551,051
		Real Estate—8.4%
18,075		Agree Realty Corp.	1,187,708
69,855		American Assets Trust, Inc.	1,944,763
114,495		Healthcare Realty Trust, Inc.	3,353,559
331,790		Lexington Realty Trust	3,500,385
203,295	[1]	Retail Opportunity Investments Corp.	2,303,332
85,575		STAG Industrial, Inc.	2,509,059
296,840	[1]	Sunstone Hotel Investors, Inc.	2,419,246
		TOTAL	17,218,052
		Utilities—5.8%
23,360		Allete, Inc.	1,275,690
51,025		Otter Tail Corp.	1,979,260
70,300		Portland General Electric Co.	2,939,243
33,255		SJW Corp.	2,065,468
55,000		Spire, Inc.	3,614,050
		TOTAL	11,873,711
		TOTAL COMMON STOCKS (IDENTIFIED COST $198,848,341)	199,320,243
		EXCHANGE-TRADED FUND—1.5%
31,800		iShares Russell 2000 Value ETF (IDENTIFIED COST $2,714,127)	3,099,228
		INVESTMENT COMPANY—2.4%
4,996,122		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[3] (IDENTIFIED COST $4,993,504)	4,999,619
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $206,555,972)	207,419,090
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(1,002,761)
		TOTAL NET ASSETS—100%	$206,416,329
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020 were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2019	8,549,729
Purchases/Additions	94,292,664
Sales/Reductions	(97,846,271)
Balance of Shares Held 6/30/2020	4,996,122
Value	$4,999,619
Change in Unrealized Appreciation/Depreciation	$6,139
Net Realized Gain/(Loss)	$(2,484)
Dividend Income	$61,817
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$186,670,070	$—	$0	$186,670,070
International	12,650,173	—	—	12,650,173
Exchange-Traded Fund	3,099,228	—	—	3,099,228
Investment Company	4,999,619	—	—	4,999,619
TOTAL SECURITIES	$207,419,090	$—	$0	$207,419,090
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund